Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 103.6	$ 101.8
Share-based compensation expense	2.3	2.1
Net benefit on options exercised	(2.7)	(0.3)
Balance, end of year	$ 103.2	$ 103.6